Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Committee does not take into account material non-public information when determining the timing or terms of equity awards, nor does the Committee time disclosure of material non-public information for the purpose of affecting the value of executive compensation. The Company has not awarded stock options (or similar awards) since fiscal 2023.

Award Timing Method	The Committee does not take into account material non-public information when determining the timing or terms of equity awards, nor does the Committee time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not take into account material non-public information when determining the timing or terms of equity awards, nor does the Committee time disclosure of material non-public information for the purpose of affecting the value of executive compensation. The Company has not awarded stock options (or similar awards) since fiscal 2023.

MNPI Disclosure Timed for Compensation Value	false